Segment Data	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Segment Data
14.
Segment Data

We are organized and managed primarily on a geographic basis, with Right Management currently operating as a separate global business unit. Each country and business unit generally has its own distinct operations and management team, providing services under our global brands, and maintains its own financial reports. We have an executive sponsor for each global brand who is responsible for ensuring the integrity and consistency of delivery locally. We develop and implement global workforce solutions for our clients that deliver the outcomes that help them achieve their business strategy. Each operation reports directly or indirectly through a regional manager to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), TAPFIN - Managed Service Provider (MSP), Recruitment Process Outsourcing (RPO), Borderless Talent Solutions (BTS) and Strategic Workforce Consulting (SWC). The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2012	2011	2010
Revenues from Services(a)
Americas:
United States(b)	$3,010.5	$3,137.3	$2,783.4
Other Americas	1,585.4	1,512.1	1,265.5
	4,595.9	4,649.4	4,048.9
Southern Europe:
France	5,425.6	6,179.1	5,208.6
Italy	1,056.8	1,255.8	1,044.2
Other Southern Europe	768.5	776.9	698.9
	7,250.9	8,211.8	6,951.7
Northern Europe	5,773.9	6,159.4	5,344.1
APME	2,728.8	2,661.7	2,147.2
Right Management	328.5	323.7	374.6
	$20,678.0	$22,006.0	$18,866.5
Operating Unit Profit (Loss)
Americas:
United States	$60.8	$94.1	$42.8
Other Americas	50.6	47.8	36.5
	111.4	141.9	79.3
Southern Europe:
France	56.7	85.2	47.1
Italy	45.4	74.1	47.5
Other Southern Europe	10.1	10.8	7.2
	112.2	170.1	101.8
Northern Europe	159.8	212.6	150.2
APME	90.7	78.8	47.2
Right Management	13.4	(1.4)	3.5
	487.5	602.0	382.0
Corporate expenses	(112.0)	(123.1)	(101.2)
Goodwill and intangible asset impairment charges	—	—	(428.8)
Intangible asset amortization expense(c)	(36.7)	(38.9)	(39.3)
Reclassification of French business tax(d)	72.9	84.2	65.3
Interest and other expenses	(43.3)	(44.3)	(43.2)
Earnings (loss) before income taxes	$368.4	$479.9	$(165.2)

(a)	Further breakdown of revenues from services by geographical region is as follows:

Revenues from Services	2012	2011	2010
United States	$3,132.0	$3,254.6	$2,940.1
France	5,448.3	6,201.9	5,240.7
Italy	1,061.6	1,277.1	1,065.0
United Kingdom	1,898.1	1,880.4	1,822.2
Total Foreign	17,546.0	18,751.4	15,926.4

(b)
The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

(d)
The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.

Year Ended December 31	2012	2011	2010
Depreciation and Amortization Expense
Americas:
United States	$13.4	$13.5	$15.4
Other Americas	4.2	4.0	3.7
	17.6	17.5	19.1
Southern Europe:
France	13.1	12.4	12.6
Italy	2.7	3.3	3.8
Other Southern Europe	2.4	2.7	2.9
	18.2	18.4	19.3
Northern Europe	15.8	17.0	18.3
APME	4.9	5.1	4.6
Right Management	5.1	5.9	7.3
Corporate	2.2	1.6	2.2
Amortization of intangible assets(a)	36.7	38.9	39.3
	$100.5	$104.4	$110.1
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	—	(0.4)	(0.6)
Italy	—	—	—
Other Southern Europe	—	—	—
	—	(0.4)	(0.6)
Northern Europe	2.5	4.3	5.2
APME	—	—	—
Right Management	—	—	—
	$2.5	$3.9	$4.6

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2012	2011	2010
Total Assets
Americas:
United States	$1,511.0	$1,429.9	$1,361.4
Other Americas	317.5	291.8	257.6
	1,828.5	1,721.7	1,619.0
Southern Europe:
France	1,756.2	1,822.7	1,826.0
Italy	301.2	301.3	271.3
Other Southern Europe	187.8	170.3	170.6
	2,245.2	2,294.3	2,267.9
Northern Europe	1,732.5	1,714.3	1,682.2
APME	491.7	472.4	395.1
Right Management	95.4	75.7	86.1
Corporate(a)	619.3	621.3	679.4
	$7,012.6	$6,899.7	$6,729.7
Equity Investments
Americas:
United States	$3.0	$—	$—
Other Americas	—	—	—
	3.0	—	—
Southern Europe:
France	0.1	0.1	0.4
Italy	—	—	—
Other Southern Europe	—	—	—
	0.1	0.1	0.4
Northern Europe	81.5	75.0	70.5
APME	0.7	0.8	0.7
Right Management	—	—	—
	$85.3	$75.9	$71.6

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2012	2011	2010
Long-Lived Assets(a)
Americas:
United States	$32.8	$35.5	$39.7
Other Americas	11.2	10.5	9.7
	44.0	46.0	49.4
Southern Europe:
France	59.4	46.0	43.2
Italy	7.0	7.9	7.7
Other Southern Europe	8.6	8.5	8.9
	75.0	62.4	59.8
Northern Europe	40.4	43.3	45.3
APME	22.4	23.3	17.8
Right Management	12.4	11.4	15.9
Corporate	1.2	2.5	4.0
	$195.4	$188.9	$192.2
Additions to Long-Lived Assets
Americas:
United States	$11.6	$10.0	$6.4
Other Americas	5.0	5.5	3.7
	16.6	15.5	10.1
Southern Europe:
France	25.6	16.4	18.8
Italy	1.8	3.7	3.6
Other Southern Europe	2.2	3.1	2.0
	29.6	23.2	24.4
Northern Europe	12.8	18.4	13.7
APME	5.6	5.5	7.2
Right Management	7.4	2.3	2.9
Corporate	—	—	0.2
	$72.0	$64.9	$58.5

(a)	Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2012	2011	2010
United States	$39.7	$41.1	$48.2
France	61.0	48.1	45.8
Italy	7.1	8.1	8.1
United Kingdom	11.0	12.9	15.3
Total Foreign	155.7	147.8	144.0